Cash Dividends paid to the Parent Company	12 Months Ended
Dec. 31, 2022
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Cash Dividends paid to the Parent Company
42.	Cash Dividends paid to the Parent Company
Cash dividends paid to the Parent Company for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021	2020
Cash dividends received from consolidated subsidiaries	￦	35,733	12,646	119,036
Cash dividends received from associates		13,700	312,793	164,850

	￦	49,443	325,439	283,886